AMBRUS CORE BOND FUND
Portfolio of Investments
June 30, 2024
(Unaudited)
	Par Value	Value
U.S. TREASURY OBLIGATIONS — 48.0%
United States Treasury Bonds,
3.875%, 5/15/43	$ 4,000,000	$ 3,625,703
1.25%, 5/15/50	6,500,000	3,246,826
United States Treasury Floating Rate Notes, 5.545%, 1/31/26(a)	17,000,000	17,025,169
United States Treasury Notes,
4.125%, 5/31/25	20,000,000	19,834,862
4.125%, 6/15/26	23,000,000	22,739,454
3.625%, 5/31/28	42,500,000	41,313,818
3.625%, 5/31/30	28,500,000	27,631,641
3.375%, 5/15/33	10,500,000	9,752,490
U.S. TREASURY OBLIGATIONS (Cost $145,594,914)		145,169,963
CORPORATE BONDS — 39.3%
Communications — 0.8%
AT&T, Inc., 7.125%, 12/15/31	500,000	541,281
Paramount Global, 5.50%, 5/15/33	1,000,000	853,453
Verizon Communications, Inc., 6.684%, 5/15/25(a)	1,000,000	1,010,073
		2,404,807
Consumer Discretionary — 4.4%
Brunswick Corp., 2.40%, 8/18/31	1,000,000	802,745
Choice Hotels International, Inc., 3.70%, 12/1/29	1,500,000	1,348,164
Darden Restaurants, Inc., 6.30%, 10/10/33	1,900,000	1,964,500
Genuine Parts Co., 1.875%, 11/1/30	500,000	405,321
Hyatt Hotels Corp., 1.80%, 10/1/24	800,000	791,621
Leggett & Platt, Inc., 4.40%, 3/15/29	2,000,000	1,832,743
Masco Corp., 3.50%, 11/15/27	1,000,000	945,838
Mohawk Industries, Inc., 3.625%, 5/15/30	450,000	413,086
Polaris, Inc., 6.95%, 3/15/29	1,000,000	1,046,696
Tapestry, Inc., 3.05%, 3/15/32	2,150,000	1,738,030
VF Corp., 6.00%, 10/15/33	1,500,000	1,418,666
Whirlpool Corp., 5.75%, 3/1/34	500,000	500,405
		13,207,815
Consumer Staple Products — 2.1%
Altria Group, Inc., 6.875%, 11/1/33	1,000,000	1,083,386
	Par Value	Value
CORPORATE BONDS — (Continued)
Consumer Staple Products — (Continued)
Dollar General Corp., 4.15%, 11/1/25	$ 750,000	$ 736,101
J M Smucker Co. (The), 6.20%, 11/15/33	650,000	683,828
Kroger Co. (The), 7.70%, 6/1/29	2,064,000	2,281,360
Sysco Corp., 3.75%, 10/1/25	1,000,000	979,246
Tyson Foods, Inc., 5.70%, 3/15/34	500,000	499,213
		6,263,134
Energy — 1.5%
Hess Corp., 3.50%, 7/15/24	500,000	499,538
Kinder Morgan, Inc., 7.80%, 8/1/31	1,500,000	1,699,142
Phillips 66 Co., 5.25%, 6/15/31	1,000,000	997,577
Tosco Corp., 7.80%, 1/1/27	500,000	530,877
Valero Energy Corp., 2.85%, 4/15/25	1,000,000	977,838
		4,704,972
Financials — 12.7%
Air Lease Corp., 3.25%, 3/1/25	1,300,000	1,277,367
American Express Co., 6.012%, 11/4/26(a)	1,420,000	1,421,617
American Tower Corp., REIT, 2.95%, 1/15/25	1,000,000	984,524
AmSouth Bancorp, 6.75%, 11/1/25	600,000	606,112
Bank of America Corp., 4.20%, 8/26/24	1,000,000	997,572
Bank of America Corp., 0.981%, 9/25/25	1,000,000	988,837
Bank of New York Mellon (The), 5.224%, 11/21/25	500,000	499,151
Bank of New York Mellon Corp. (The), 4.543%, 2/1/29	2,000,000	1,963,400
Citibank NA, 5.57%, 4/30/34	2,000,000	2,037,200
Discover Financial Services, 3.95%, 11/6/24	1,000,000	993,705
Discover Financial Services, 7.964%, 11/2/34	2,000,000	2,254,278
Equitable Holdings, Inc., 5.594%, 1/11/33	1,000,000	1,015,711
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	300,000	294,861
Goldman Sachs Group, Inc. (The), 1.948%, 10/21/27	1,300,000	1,200,786

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS CORE BOND FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Financials — (Continued)
Goldman Sachs Group, Inc. (The), 7.222%, 3/15/28(a)	$ 500,000	$ 511,692
Goldman Sachs Group, Inc. (The), 4.482%, 8/23/28	1,000,000	977,433
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	500,000	385,634
Jefferies Financial Group, Inc., 2.625%, 10/15/31	1,000,000	808,653
Jones Lang LaSalle, Inc., 6.875%, 12/1/28	825,000	869,782
JPMorgan Chase & Co., 5.546%, 12/15/25	2,000,000	1,998,171
JPMorgan Chase & Co., 6.543%, 2/24/28(a)	500,000	506,700
Kilroy Realty LP, REIT, 2.50%, 11/15/32	100,000	75,179
LPL Holdings, Inc., 6.75%, 11/17/28	1,000,000	1,049,816
Morgan Stanley, 4.35%, 9/8/26	800,000	782,628
Northern Trust Corp., 3.375%, 5/8/32	919,000	868,799
PNC Bank, 4.20%, 11/1/25	1,000,000	981,661
Prudential Financial, Inc., 6.50%, 3/15/54	4,150,000	4,203,888
Synchrony Financial, 3.70%, 8/4/26	1,050,000	1,002,518
Synchrony Financial, 2.875%, 10/28/31	2,325,000	1,868,872
US Bancorp, 4.653%, 2/1/29	1,000,000	979,234
Vornado Realty LP, REIT, 3.40%, 6/1/31	500,000	393,390
Wells Fargo & Co., 3.584%, 5/22/28	300,000	285,865
Wells Fargo Bank, 6.50%, 12/1/28	1,000,000	1,028,336
Weyerhaeuser Co., REIT, 7.375%, 3/15/32	1,050,000	1,176,516
Zions Bancorp, 3.25%, 10/29/29	1,315,000	1,100,308
		38,390,196
Health Care — 3.0%
AbbVie, Inc., 2.60%, 11/21/24	700,000	692,106
Bristol-Myers Squibb Co., 2.95%, 3/15/32	1,000,000	867,240
Cigna Group (The), 3.25%, 4/15/25	2,890,000	2,838,924
	Par Value	Value
CORPORATE BONDS — (Continued)
Health Care — (Continued)
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	$ 1,600,000	$ 1,399,900
Illumina, Inc., 5.80%, 12/12/25	750,000	751,199
Laboratory Corp. of America Holdings, 3.60%, 2/1/25	500,000	493,792
McKesson Corp., 5.25%, 2/15/26	1,000,000	998,980
Pfizer Investment Enterprises Pte Ltd., 4.75%, 5/19/33	1,000,000	976,659
		9,018,800
Industrials — 5.5%
3M Co., 2.65%, 4/15/25	2,000,000	1,955,398
Boeing Co. (The), 3.25%, 2/1/35	5,000,000	3,827,095
Jacobs Engineering Group, Inc., 5.90%, 3/1/33	1,300,000	1,303,236
Northrop Grumman Corp., 4.60%, 2/1/29	1,000,000	983,143
Northrop Grumman Systems Corp., 7.75%, 2/15/31	2,000,000	2,276,190
PACCAR Financial Corp., 4.60%, 1/10/28	1,000,000	991,215
RTX Corp., 2.375%, 3/15/32	1,500,000	1,232,695
Ryder System, Inc., 1.75%, 9/1/26	1,000,000	925,794
Ryder System, Inc., 5.375%, 3/15/29	500,000	502,452
Trimble, Inc., 6.10%, 3/15/33	1,500,000	1,556,823
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/34	1,000,000	1,008,646
		16,562,687
Materials — 2.5%
Albemarle Corp., 5.05%, 6/1/32	2,325,000	2,237,182
Huntsman International, LLC, 2.95%, 6/15/31	2,500,000	2,051,773
LYB International Finance III, LLC, 3.375%, 5/1/30	1,500,000	1,295,377
LYB International Finance III, LLC, 5.50%, 3/1/34	2,000,000	1,981,175
		7,565,507
Real Estate — 0.3%
Invitation Homes Operating Partnership LP, REIT, 5.45%, 8/15/30	1,000,000	1,002,955

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS CORE BOND FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Technology — 4.6%
Arrow Electronics, Inc., 5.875%, 4/10/34	$ 1,000,000	$ 992,479
Booz Allen Hamilton, Inc., 5.95%, 8/4/33	500,000	516,523
Broadridge Financial Solutions, Inc., 2.90%, 12/1/29	1,300,000	1,159,805
Concentrix Corp., 6.85%, 8/2/33	1,289,000	1,282,828
Equifax, Inc., 3.10%, 5/15/30	500,000	446,674
Fiserv, Inc., 5.45%, 3/15/34	500,000	498,078
Fortinet, Inc., 2.20%, 3/15/31	1,000,000	825,231
Kyndryl Holdings, Inc., 6.35%, 2/20/34	1,000,000	1,018,345
Leidos, Inc., 7.125%, 7/1/32	2,400,000	2,607,957
Microchip Technology, Inc., 0.983%, 9/1/24	1,000,000	991,593
Motorola Solutions, Inc., 2.30%, 11/15/30	1,500,000	1,262,951
Oracle Corp., 3.80%, 11/15/37	2,000,000	1,653,519
Teledyne Technologies, Inc., 2.75%, 4/1/31	750,000	643,267
		13,899,250
Utilities — 1.9%
Florida Power & Light Co., 5.05%, 4/1/28	1,850,000	1,858,320
NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	500,000	501,078
PacifiCorp, 6.10%, 8/1/36	2,000,000	2,077,414
Southwestern Electric Power Co., 5.30%, 4/1/33	500,000	485,532
System Energy Resources, Inc., 6.00%, 4/15/28	1,000,000	1,018,210
		5,940,554
TOTAL CORPORATE BONDS (Cost $117,884,390)		118,960,677
	Par Value/ Shares
PREFERREDS — 4.2%
Consumer Discretionary — 0.5%
General Motors Financial Co., Inc., 5.75%, 9/30/27	1,550,000	1,481,431
Energy — 0.4%
BP Capital Markets PLC, 6.45%, 12/1/33	1,000,000	1,029,792
	Par Value/ Shares	Value
PREFERREDS — (Continued)
Financials — 3.3%
Bank of New York Mellon Corp. (The), 4.70%, 9/20/25	$ 250,000	$ 246,218
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26	740,000	706,214
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	1,500,000	1,450,694
Citigroup, Inc., 4.00%, 12/10/25	1,900,000	1,824,445
Citigroup, Inc., 7.625%, 11/15/28	1,650,000	1,722,418
M&T Bank Corp., 9.194%, 8/15/24	475,000	479,436
Morgan Stanley, 6.875%, 10/15/24	39,395	988,420
Northern Trust Corp., 4.60%, 10/1/26	1,550,000	1,505,966
State Street Corp., 5.35%, 3/15/26	20,000	480,800
Wells Fargo & Co., 3.90%, 3/15/26	300,000	287,246
Wells Fargo & Co., 7.625%, 9/15/28	325,000	346,892
		10,038,749
TOTAL PREFERREDS (Cost $11,819,846)		12,549,972
	Par Value
ASSET-BACKED SECURITIES — 3.3%
Freddie Mac Pool, 6.00%, 6/1/54	9,917,647	9,959,230
TOTAL ASSET-BACKED SECURITIES (Cost $9,978,078)		9,959,230
MUNICIPAL BONDS — 0.1%
California — 0.0%
State of California GO, 6.00%, 3/1/33	100,000	107,459
Maryland — 0.1%
Maryland Community Development Administration Revenue, Social Bonds, Series C, 4.177%, 3/1/29, (GNMA/FNMA/FHLMC Insured)	300,000	291,774
TOTAL MUNICIPAL BONDS (Cost $396,179)		399,233

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS CORE BOND FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Number of Shares	Value
SHORT-TERM INVESTMENT — 4.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.19%(b)	12,955,944	$ 12,955,944

TOTAL SHORT-TERM INVESTMENT (Cost $12,955,944)		12,955,944

TOTAL INVESTMENTS - 99.2% (Cost $298,629,351)		299,995,019
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		2,544,715
NET ASSETS - 100.0%		$302,539,734

(a)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2024.
(b)	Rate disclosed is the 7-day yield at June 30, 2024.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments
June 30, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — 82.0%
California — 66.0%
Alameda Corridor Transportation Authority Revenue, Series B, CAB, OID, Refunding, 0.00%, 10/1/27, (AGM-CR AMBAC Insured)(a)	$ 1,000,000	$ 847,900
Albany Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/43	1,000,000	1,027,327
Antioch Unified School District GO, Series B, OID, Callable 08/01/25 at 100, 4.00%, 8/1/40, (BAM Insured)	635,000	635,956
Bay Area Toll Authority Revenue, Series F-2, Callable 04/01/32 at 100, 5.00%, 4/1/45	1,150,000	1,265,966
Berkeley Joint Powers Financing Authority Revenue, OID, Refunding, Callable 07/29/24 at 100, 3.00%, 10/1/27	25,000	24,702
Beverly Hills Unified School District GO, CAB, OID, Refunding, Callable 08/01/26 at 68, 0.00%, 8/1/37(a)	500,000	301,437
Cabrillo Unified School District GO, Series A, Callable 08/01/26 at 100, 5.00%, 8/1/48	625,000	638,957
California Community Choice Financing Authority Revenue, Callable 05/01/29 at 100, 5.00%, 7/1/53(b)	2,965,000	3,114,075
California Community Choice Financing Authority Revenue, Series A-1, Callable 05/01/28 at 100, 4.00%, 5/1/53(b)	500,000	503,348
California Community Choice Financing Authority Revenue, Series B-1, Callable 05/01/31 at 101, 4.00%, 2/1/52(b)	1,435,000	1,438,451
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Community Choice Financing Authority Revenue, Series G, Callable 01/01/30 at 100, 5.25%, 11/1/54(b)	$2,000,000	$ 2,137,937
California Educational Facilities Authority Revenue, Series A, Callable 10/01/28 at 100, 5.00%, 10/1/48	70,000	72,627
California Enterprise Development Authority Revenue, Callable 11/01/27 at 100, 5.00%, 11/1/34	215,000	225,713
California Health Facilities Financing Authority Revenue, Callable 02/01/27 at 100, 5.00%, 2/1/29	40,000	41,846
California Health Facilities Financing Authority Revenue, Callable 11/15/24 at 100, 5.00%, 11/15/35	365,000	365,625
California Health Facilities Financing Authority Revenue, Refunding, Callable 04/01/26 at 100, 5.00%, 4/1/27, (CA MTG Insured)	5,000	5,161
California Health Facilities Financing Authority Revenue, Refunding, Callable 11/15/27 at 100, 5.00%, 11/15/38	250,000	261,890
California Health Facilities Financing Authority Revenue, Refunding, Callable 11/15/27 at 100, 5.00%, 11/15/48	25,000	25,675
California Health Facilities Financing Authority Revenue, Series A, Callable 06/01/34 at 100, 5.25%, 12/1/44	1,030,000	1,129,210

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Health Facilities Financing Authority Revenue, Series A, Callable 06/01/34 at 100, 5.00%, 12/1/45	$ 885,000	$ 955,558
California Health Facilities Financing Authority Revenue, Series A, Callable 06/01/34 at 100, 5.25%, 12/1/49	2,445,000	2,673,885
California Health Facilities Financing Authority Revenue, Series A, Callable 08/15/26 at 100, 5.00%, 8/15/34	410,000	423,515
California Health Facilities Financing Authority Revenue, Series A, Callable 09/20/24 at 100, 5.00%, 8/15/27	20,000	20,061
California Health Facilities Financing Authority Revenue, Series A, Callable 10/01/24 at 100, 4.00%, 10/1/28	100,000	99,924
California Health Facilities Financing Authority Revenue, Series A, Callable 11/15/27 at 100, 5.00%, 11/15/28	15,000	15,884
California Health Facilities Financing Authority Revenue, Series A, Refunding, 4.00%, 10/1/26	65,000	65,503
California Health Facilities Financing Authority Revenue, Series A, Refunding, Callable 11/15/27 at 100, 5.00%, 11/15/34	1,345,000	1,428,476
California Health Facilities Financing Authority Revenue, Series A-2, Callable 11/01/27 at 100, 4.00%, 11/1/44	4,000,000	3,960,176
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Health Facilities Financing Authority Revenue, Series B-1, Callable 02/01/28 at 102, 5.00%, 11/15/61(b)	$ 800,000	$ 860,416
California Infrastructure & Economic Development Bank Revenue, Callable 05/15/28 at 100, 5.00%, 5/15/47	1,130,000	1,179,339
California Infrastructure & Economic Development Bank Revenue, Callable 08/01/29 at 100, 5.00%, 8/1/44	1,650,000	1,753,052
California Infrastructure & Economic Development Bank Revenue, OID, Refunding, 3.20%, 10/1/29	1,785,000	1,662,519
California Infrastructure & Economic Development Bank Revenue, Refunding, Callable 11/01/26 at 100, 5.00%, 5/1/28	20,000	20,802
California Municipal Finance Authority Revenue, Callable 11/15/28 at 100, 5.00%, 5/15/36, (BAM-TCRS Insured)	500,000	528,629
California Municipal Finance Authority Revenue, Refunding, Callable 10/01/28 at 100, 5.00%, 10/1/35	1,000,000	1,044,787
California Municipal Finance Authority Revenue, Series A, Callable 02/01/27 at 100, 3.20%, 9/1/45, (HUD SECT 8 Insured)(b)	1,250,000	1,242,118
California State Public Works Board Revenue, Callable 10/01/26 at 100, 4.00%, 10/1/28	530,000	535,949
California State University Revenue, Series A, Refunding, Callable 11/01/25 at 100, 5.00%, 11/1/47	1,000,000	1,016,395

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California State University Revenue, Series A, Refunding, Callable 11/01/28 at 100, 5.00%, 11/1/43	$1,900,000	$ 2,009,408
California Statewide Communities Development Authority Revenue, Callable 02/01/28 at 100, 5.00%, 8/1/29	300,000	309,145
California Statewide Communities Development Authority Revenue, Refunding, 5.00%, 3/1/28	100,000	103,636
California Statewide Communities Development Authority Revenue, Refunding, Callable 03/01/28 at 100, 5.00%, 3/1/33	160,000	165,788
California Statewide Communities Development Authority Revenue, Series A, 5.00%, 4/1/28	20,000	20,958
California Statewide Communities Development Authority Revenue, Series A, OID, Refunding, Callable 03/01/26 at 100, 4.125%, 3/1/34	535,000	530,483
Cathedral City Redevelopment Agency Successor Agency, Series A, Refunding, Callable 08/01/24 at 100, 5.00%, 8/1/29, (AGM Insured)	705,000	705,597
Centinela Valley Union High School District GO, Series C, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/34, (AGM Insured)	1,000,000	1,006,181
Chino Community Facilities District, 5.00%, 9/1/24	180,000	180,335
Chowchilla Elementary School District GO, Callable 08/01/26 at 100, 5.00%, 8/1/43	580,000	595,146
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.00%, 9/1/27	$ 145,000	$ 151,622
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.00%, 9/1/28	100,000	106,002
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.00%, 9/1/29	100,000	107,499
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.00%, 9/1/30	150,000	163,066
Coachella Valley Unified School District, OID, Refunding, Callable 09/01/24 at 100, 3.50%, 9/1/28, (BAM Insured)	50,000	50,007
Coachella Valley Unified School District GO, OID, Refunding, Callable 08/01/24 at 100, 4.00%, 8/1/27, (BAM Insured)	5,000	5,002
Colusa Unified School District GO, Callable 05/01/25 at 100, 4.00%, 5/1/34, (AGM Insured)	510,000	510,400
Compton Unified School District GO, Series B, Callable 06/01/27 at 100, 4.00%, 6/1/32, (BAM Insured)	140,000	142,114
Concord, OID, Refunding, Callable 04/01/31 at 100, 2.00%, 4/1/38	920,000	692,680
Cupertino Union School District GO, Refunding, Callable 08/01/26 at 100, 3.25%, 8/1/33	545,000	521,627
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue, Series A, 0.75%, 12/1/24	300,000	294,400

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue, Series A, 1.25%, 6/1/27	$ 40,000	$ 36,268
Desert Sands Unified School District, Callable 09/01/30 at 103, 5.00%, 9/1/44, (BAM Insured)	100,000	105,174
Desert Sands Unified School District, Callable 09/01/30 at 103, 5.00%, 9/10/49, (BAM Insured)	185,000	191,056
Desert Sands Unified School District, Callable 09/01/30 at 103, 5.00%, 9/1/54, (BAM Insured)	425,000	436,413
East Side Union High School District GO, Series A, OID, Refunding, Callable 08/01/26 at 100, 2.125%, 8/1/29	50,000	45,532
East Side Union High School District GO, Series B, Refunding, 5.25%, 2/1/26, (NATL Insured)	125,000	127,331
Eastern Municipal Water District Financing Authority Revenue, Series B, Unrefunded portion, Callable 07/01/26 at 100, 4.00%, 7/1/35	250,000	253,188
Escondido Union School District GO, Series B, Callable 08/01/27 at 100, 4.00%, 8/1/47	1,150,000	1,151,189
Fillmore Wastewater Revenue, Refunding, Callable 05/01/27 at 100, 5.00%, 5/1/47, (AGM Insured)	1,175,000	1,211,383
Folsom Cordova Unified School District GO, Series D, Callable 10/01/26 at 100, 4.00%, 10/1/44, (AGM Insured)	550,000	550,217
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Folsom Cordova Unified School District School Facilities Improvement Dist No 5 GO, Series A, OID, Callable 10/01/25 at 100, 4.00%, 10/1/40	$2,325,000	$ 2,325,988
Fontana Redevelopment Agency Successor Agency, Series A, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/30	825,000	868,832
Fontana Unified School District GO, Series A, OID, 0.00%, 8/1/29, (AGM Insured)(a)	2,500,000	2,092,901
Fresno County Financing Authority Revenue, Refunding, Callable 04/01/26 at 100, 3.00%, 4/1/29	375,000	364,161
Fresno Unified School District GO, Series B, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/46	1,485,000	1,476,544
Gavilan Joint Community College District GO, Series C, Callable 08/01/32 at 100, 5.00%, 8/1/43	1,000,000	1,107,443
Gavilan Joint Community College District GO, Series C, Callable 08/01/32 at 100, 5.00%, 8/1/44	1,000,000	1,102,569
Glendale Unified School District GO, Series B, CAB, OID, Refunding, Callable 09/01/25 at 70, 0.00%, 9/1/33(a)	800,000	533,144
Grossmont Healthcare District GO, Series D, Refunding, Callable 07/15/25 at 100, 4.00%, 7/15/40	1,500,000	1,471,642
Hayward Unified School District, Callable 08/01/27 at 100, 5.25%, 8/1/52	1,000,000	1,032,928

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Hayward Unified School District GO, Refunding, Callable 08/01/28 at 100, 4.00%, 8/1/43, (BAM Insured)	$1,000,000	$ 988,578
Imperial Community College District GO, Series A, Callable 08/01/33 at 100, 5.25%, 8/1/53, (AGM Insured)	900,000	1,002,555
Imperial Community College District GO, Series B, Callable 08/01/34 at 100, 5.00%, 8/1/42, (AGM Insured)	270,000	306,775
Indian Wells Redevelopment Agency Successor Agency, Series A, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/28, (NATL Insured)	20,000	20,766
Inglewood Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/38, (BAM Insured)	1,505,000	1,545,351
Irvine Facilities Financing Authority Revenue, Callable 05/01/26 at 100, 5.25%, 5/1/43	2,275,000	2,331,767
Irvine Ranch Water District Water Service Corp., Callable 08/01/26 at 100, 5.25%, 2/1/46	2,000,000	2,063,431
Kern High School District GO, Series E, OID, 2.00%, 8/1/27	100,000	94,108
Lancaster Financing Authority Revenue, Series A, Callable 05/01/34 at 100, 5.00%, 5/1/54	3,000,000	3,204,147
Local Public Schools Funding Authority School Improvement District No 2016-1 GO, Series A, Callable 08/01/27 at 100, 4.00%, 8/1/42, (BAM Insured)	770,000	771,595
Lodi Unified School District GO, Series 2020, Callable 08/01/27 at 100, 4.00%, 8/1/40	995,000	998,002
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Long Beach Unified School District GO, Series E, Callable 08/01/26 at 100, 4.00%, 8/1/44, (BAM-TCRS Insured)	$ 875,000	$ 877,177
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A, Callable 07/01/28 at 100, 5.00%, 7/1/44	825,000	872,708
Los Angeles County Public Works Financing Authority Revenue, Series A, Callable 12/01/30 at 100, 5.00%, 12/1/45	500,000	542,803
Los Angeles County Public Works Financing Authority Revenue, Series D, Callable 12/01/25 at 100, 5.00%, 12/1/32	150,000	153,519
Los Angeles County Public Works Financing Authority Revenue, Series E-1, Callable 12/01/29 at 100, 5.00%, 12/1/49	100,000	105,684
Los Angeles County Revenue, 5.00%, 6/30/25	2,000,000	2,033,316
Los Angeles County Schools Regionalized Business Services Corp., Series A-3, OID, Refunding, Callable 07/29/24 at 100, 3.75%, 9/1/26, (AGM Insured)	15,000	15,004
Los Angeles Department of Airports Revenue, Refunding, Callable 05/15/29 at 100, 5.00%, 5/15/43	2,000,000	2,141,173
Los Angeles Department of Water & Power Revenue, Callable 07/01/31 at 100, 5.00%, 7/1/51	85,000	91,633
Los Angeles Department of Water & Power Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/47	1,000,000	1,033,150

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Los Angeles Department of Water & Power Revenue, Series A, Callable 01/01/29 at 100, 5.00%, 7/1/45	$ 600,000	$ 637,027
Los Angeles Department of Water & Power Revenue, Series A, Refunding, Callable 01/01/26 at 100, 5.00%, 7/1/40	1,580,000	1,612,004
Los Angeles Department of Water & Power Revenue, Series D, Refunding, Callable 07/01/29 at 100, 5.00%, 7/1/44	640,000	685,507
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 01/01/26 at 100, 5.00%, 7/1/46	1,755,000	1,786,819
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 01/01/27 at 100, 5.00%, 7/1/44	250,000	258,903
Los Angeles Housing Authority Revenue, Series A, 3.75%, 4/1/34, (FNMA COLL Insured)	500,000	501,713
Los Angeles Housing Authority Revenue, Series A, Refunding, Callable 06/01/26 at 100, 4.00%, 6/1/27, (HUD SECT 8 Insured)	5,000	5,083
Los Angeles Housing Authority Revenue, Series C, 3.75%, 4/1/34, (FNMA COLL Insured)	1,775,000	1,781,080
Los Angeles Solid Waste Resources Revenue, Series A, OID, Callable 07/29/24 at 100, 2.25%, 2/1/25	250,000	246,628
Los Angeles Unified School District GO, Series A, Callable 07/01/25 at 100, 4.00%, 7/1/40	3,000,000	3,000,843
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Los Angeles Unified School District GO, Series B, Refunding, Callable 07/01/26 at 100, 3.00%, 7/1/32	$1,220,000	$ 1,152,156
Lucia Mar Unified School District GO, Series A, OID, Callable 08/01/27 at 100, 4.00%, 8/1/46	1,500,000	1,500,432
Lucia Mar Unified School District GO, Series B, Callable 08/01/28 at 100, 5.00%, 8/1/42	535,000	563,818
Marin Healthcare District GO, Callable 08/01/25 at 100, 4.00%, 8/1/40	1,000,000	983,156
Martinez Unified School District GO, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/28	20,000	20,355
Metropolitan Water District of Southern California Revenue, Series B, Refunding, 3.00%, 7/1/28	1,800,000	1,784,528
Napa Valley Unified School District GO, Series C, Callable 08/01/26 at 100, 4.00%, 8/1/44, (AGM Insured)	555,000	555,279
Norman Y Mineta San Jose International Airport SJC Revenue, Series B, Refunding, Callable 03/01/27 at 100, 5.00%, 3/1/42	755,000	782,130
Northern California Energy Authority Revenue, Series A, Callable 07/01/24 at 100, 4.00%, 7/1/49(b)	1,000,000	1,000,000
Northern California Sanitation Agencies Financing Authority Revenue, Series A, Refunding, Callable 09/20/24 at 100, 5.00%, 12/1/31	175,000	175,536

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Oakland Unified School District/Alameda County GO, Refunding, Callable 08/01/26 at 100, 5.00%, 8/1/30, (BAM-TCRS Insured)	$1,100,000	$ 1,134,359
Oxnard Union High School District, OID, Callable 06/01/29 at 100, 2.25%, 6/1/39, (AGM Insured)	330,000	251,534
Oxnard Union High School District GO, Series B, Callable 08/01/28 at 100, 5.00%, 8/1/45	1,000,000	1,049,267
Palomar Community College District GO, Series B, OID, 0.00%, 8/1/32(a)	1,685,000	1,268,458
Palomar Health GO, Series B, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/33	200,000	191,483
Perris Public Financing Authority, Series B, OID, Refunding, Callable 10/01/25 at 100, 3.75%, 10/1/31	1,620,000	1,592,601
Piedmont Unified School District GO, Series C, OID, Callable 08/01/31 at 100, 2.125%, 8/1/41	455,000	328,141
Pittsburg Successor Agency Redevelopment Agency, Series A, Refunding, 5.00%, 9/1/26, (AGM Insured)	100,000	103,026
Pittsburg Unified School District GO, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/34	580,000	582,775
Rancho Santiago Community College District GO, Series C, OID, 0.00%, 9/1/27, (AGM Insured)(a)	2,040,000	1,834,751
Ravenswood City School District GO, Callable 08/01/26 at 100, 5.00%, 8/1/29	300,000	312,299
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Regents of the University of California Medical Center Pooled Revenue, Series L, Refunding, Callable 05/15/26 at 100, 4.00%, 5/15/37	$ 960,000	$ 954,579
River Islands Public Financing Authority, Series 1, Refunding, Callable 09/01/29 at 103, 5.00%, 9/1/42, (AGM Insured)	1,710,000	1,856,399
Riverside Community College District, Callable 06/01/25 at 100, 5.00%, 6/1/37	210,000	213,212
Riverside Community College District, Callable 06/01/25 at 100, 5.00%, 6/1/38	255,000	258,554
Riverside Community College District, Callable 06/01/25 at 100, 5.00%, 6/1/39	325,000	329,364
Riverside Community College District, Callable 06/01/25 at 100, 5.25%, 6/1/43	1,670,000	1,692,467
Riverside Community College District, Callable 06/01/25 at 100, 5.25%, 6/1/49	2,000,000	2,023,738
Riverside County Redevelopment Successor Agency, Series A, CAB, OID, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/31, (BAM Insured)	500,000	518,839
Riverside County Redevelopment Successor Agency, Series A, Refunding, Callable 10/01/27 at 100, 4.00%, 10/1/39, (BAM Insured)	1,000,000	1,003,711
Riverside County Revenue, 5.00%, 6/30/25	100,000	101,597

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Riverside County Transportation Commission Sales Tax Revenue, Series A, Callable 06/01/27 at 100, 5.00%, 6/1/39	$ 440,000	$ 460,449
Sacramento Area Flood Control Agency, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/36	505,000	521,011
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.00%, 6/1/48	800,000	820,057
San Diego Community Facilities District No 2, Refunding, 4.00%, 9/1/27	535,000	544,165
San Diego County Regional Airport Authority Revenue, Series A, Callable 07/01/31 at 100, 5.00%, 7/1/46	1,530,000	1,652,094
San Diego County Regional Airport Authority Revenue, Series A, Refunding, Callable 07/01/29 at 100, 5.00%, 7/1/44	1,170,000	1,243,796
San Diego Public Facilities Financing Authority Revenue, Series A, Callable 08/01/28 at 100, 5.00%, 8/1/43	2,655,000	2,796,003
San Diego Unified School District GO, Series I, Callable 07/01/27 at 100, 5.00%, 7/1/47	2,020,000	2,086,281
San Dieguito School Facilities Financing Authority, Refunding, Callable 03/01/28 at 100, 5.00%, 3/1/37	635,000	677,964
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series A, AMT, Unrefunded portion, Callable 05/01/27 at 100, 5.00%, 5/1/47	$1,785,000	$ 1,809,260
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, AMT, Callable 05/01/26 at 100, 5.00%, 5/1/41	1,100,000	1,114,931
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, Refunding, Callable 05/01/33 at 100, 5.00%, 5/1/43	720,000	804,076
San Francisco City & County Public Utilities Commission Power Revenue, Series A, Callable 05/01/25 at 100, 5.00%, 11/1/35	115,000	116,551
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series A, Callable 10/01/25 at 100, 4.00%, 10/1/39	1,875,000	1,858,412
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series B, Callable 10/01/25 at 100, 4.00%, 10/1/46	2,650,000	2,594,375
San Francisco City & County Redevelopment Agency Successor Agency, Series A, Refunding, Callable 08/01/26 at 100, 5.00%, 8/1/36	150,000	153,746
San Jose Evergreen Community College District GO, Series B, Callable 09/01/28 at 100, 3.00%, 9/1/34	300,000	284,244

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
San Jose Unified School District GO, Series C, OID, 0.00%, 8/1/30, (NATL Insured)(a)	$2,435,000	$ 1,995,079
San Marcos Public Facilities Authority, Refunding, 5.00%, 9/1/28, (BAM Insured)	120,000	128,939
San Marcos Public Facilities Authority, Series A, Refunding, Callable 09/01/24 at 100, 5.00%, 9/1/32, (AGM Insured)	150,000	150,348
San Marcos Unified School District GO, Refunding, Callable 08/01/27 at 100, 4.00%, 8/1/33	500,000	509,723
San Mateo Joint Powers Financing Authority Revenue, Series A, Callable 07/15/28 at 100, 5.00%, 7/15/43	2,250,000	2,374,589
Santa Clara Unified School District GO, Callable 07/01/26 at 100, 3.00%, 7/1/35	1,000,000	933,009
Santa Clarita Public Finance Authority Revenue, Series B, OID, Refunding, Callable 10/01/26 at 100, 2.00%, 10/1/27	20,000	18,719
Santa Cruz City Elementary School District GO, Series C, Callable 08/01/30 at 100, 2.00%, 8/1/36	695,000	543,081
Selma Unified School District GO, Series A, Callable 08/01/31 at 100, 5.25%, 8/1/48, (BAM Insured)	350,000	385,782
Shasta Joint Powers Financing Authority Revenue, Series A, OID, Refunding, Callable 07/29/24 at 100, 3.00%, 4/1/26, (AGM Insured)	10,000	9,925
Simi Valley Unified School District GO, Series D, Callable 08/01/31 at 100, 5.00%, 8/1/43	500,000	549,993
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
South San Francisco Unified School District GO, Series C, Callable 09/01/25 at 100, 4.00%, 9/1/33	$2,000,000	$ 1,985,744
Southern California Water Replenishment District Revenue, Refunding, Callable 08/01/25 at 100, 4.00%, 8/1/45	1,725,000	1,701,360
State of California GO, 6.00%, 3/1/33	150,000	161,188
State of California GO, Callable 04/01/32 at 100, 5.00%, 4/1/47	1,725,000	1,892,892
State of California GO, Callable 09/01/26 at 100, 5.00%, 9/1/45	250,000	256,455
State of California GO, Callable 12/01/30 at 100, 5.00%, 12/1/46	1,500,000	1,626,855
State of California GO, Refunding, Callable 04/01/29 at 100, 5.00%, 10/1/42	2,500,000	2,667,930
State of California GO, Refunding, Callable 08/01/24 at 100, 5.00%, 8/1/31	890,000	890,954
State of California GO, Refunding, Callable 11/01/24 at 100, 4.00%, 11/1/44	1,000,000	983,546
Stockton Unified School District, Refunding, Callable 02/01/28 at 100, 5.00%, 2/1/35	2,060,000	2,178,644
Stockton Unified School District GO, Series D, OID, 0.00%, 8/1/27, (AGM Insured)(a)	350,000	314,622
Sweetwater Union High School District GO, Refunding, Callable 02/01/26 at 100, 4.00%, 8/1/42, (BAM-TCRS Insured)	1,500,000	1,501,872

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Town of Mammoth Lakes, Callable 06/01/34 at 100, 5.00%, 6/1/44, (BAM Insured)	$ 500,000	$ 552,470
Travis Unified School District, Refunding, Callable 09/01/25 at 100, 5.00%, 9/1/29, (AGM Insured)	20,000	20,469
University of California Revenue, Series AZ, Refunding, Callable 05/15/28 at 100, 5.00%, 5/15/43	690,000	728,578
University of California Revenue, Series M, Callable 05/15/27 at 100, 5.00%, 5/15/42	1,620,000	1,678,906
Upland Unified School District GO, Series A, OID, 0.00%, 8/1/30, (AGM Insured)(a)	700,000	567,053
Vacaville Unified School District GO, Series C, Callable 08/01/26 at 100, 5.00%, 8/1/42	785,000	807,658
Victor Valley Transit Authority, Refunding, Callable 07/01/26 at 100, 5.00%, 7/1/30	20,000	20,711
Washington Township Health Care District GO, Series DT, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/29	10,000	10,106
Western Placer Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/43	355,000	364,701
Whittier Union High School District GO, CAB, OID, Refunding, Callable 08/01/26 at 85, 0.00%, 8/1/31(a)	570,000	432,523
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Yuba Levee Financing Authority Revenue, Series A, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/29, (BAM Insured)	$ 20,000	$ 20,756
Yuba Levee Financing Authority Revenue, Series A, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/30, (BAM Insured)	25,000	25,943
		164,761,721
Connecticut — 2.9%
Connecticut Housing Finance Authority Revenue, Series 1, Refunding, Callable 11/15/28 at 100, 2.60%, 11/15/34	750,000	652,076
Connecticut State Health & Educational Facilities Authority Revenue, Callable 07/01/25 at 100, 5.00%, 7/1/45	650,000	653,549
Connecticut State Health & Educational Facilities Authority Revenue, Series L, Refunding, Callable 07/01/25 at 100, 5.00%, 7/1/45	1,500,000	1,509,210
State of Connecticut Special Tax Revenue, Series A, Callable 08/01/25 at 100, 4.00%, 8/1/35	1,800,000	1,801,449
State of Connecticut Special Tax Revenue, Series A, Callable 09/01/26 at 100, 4.00%, 9/1/35	2,500,000	2,507,487
		7,123,771
Florida — 0.4%
Miami-Dade Seaport Department County Revenue, Series B, Senior Series, Refunding, Callable 10/01/32 at 100, 5.00%, 10/1/37	1,000,000	1,096,360
Illinois — 0.7%
Illinois Finance Authority Revenue, Series A, Callable 08/15/32 at 100, 5.00%, 8/15/52	400,000	415,875

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Illinois — (Continued)
Lake County School District No 1 Winthrop Harbor GO, Refunding, Callable 02/01/26 at 100, 4.00%, 2/1/32	$ 380,000	$ 381,842
State of Illinois GO, OID, Callable 07/29/24 at 100, 5.00%, 2/1/39	1,000,000	999,987
		1,797,704
Iowa — 0.1%
Iowa Finance Authority Revenue, Series C, Refunding, Callable 07/19/24 at 100, 5.00%, 2/15/32	150,000	150,820
Michigan — 1.0%
Michigan Finance Authority Revenue, Series 6, Senior Series, Refunding, Callable 07/23/24 at 100, 5.00%, 7/1/33	1,000,000	1,000,770
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/25 at 100, 5.00%, 10/15/45	1,500,000	1,515,229
		2,515,999
Minnesota — 0.0%
Minneapolis Revenue, Series A, Refunding, Callable 11/15/25 at 100, 5.00%, 11/15/26	100,000	101,057
New Hampshire — 0.4%
Dover GO, Series A, Callable 06/15/26 at 100, 3.00%, 6/15/31	1,000,000	941,597
New Jersey — 0.2%
New Brunswick Parking Authority Revenue, Series B, Refunding, 5.00%, 9/1/24, (BAM MUN GOVT GTD Insured)	500,000	501,091
	Par Value	Value
MUNICIPAL BONDS — (Continued)
New Mexico — 0.4%
New Mexico Municipal Energy Acquisition Authority Revenue, Series A, Refunding, Callable 02/01/25 at 101, 5.00%, 11/1/39(b)	$1,000,000	$ 1,009,539
New York — 1.0%
Metropolitan Transportation Authority Revenue, Series D, Refunding, Callable 05/15/28 at 100, 5.00%, 11/15/32	785,000	828,856
New York City Housing Development Corp. Revenue, Series 1, 3.45%, 11/1/28, (REMIC FHA 542c Insured)	345,000	344,853
New York City Housing Development Corp. Revenue, Series 2A, Callable 05/01/25 at 100, 3.40%, 11/1/62, (REMIC FHA 542c Insured)(b)	350,000	345,992
Triborough Bridge & Tunnel Authority Revenue, Series A, Callable 07/29/24 at 100, 5.00%, 11/15/44	1,000,000	1,000,247
		2,519,948
Ohio — 0.6%
State of Ohio Revenue, Series A, Refunding, Callable 01/15/26 at 100, 5.00%, 1/15/41	1,500,000	1,515,524
Oklahoma — 1.1%
University of Oklahoma/The Revenue, Series C, Callable 07/01/25 at 100, 5.00%, 7/1/38	2,610,000	2,633,425
Oregon — 0.5%
Seaside School District No 10 GO, Series A, CAB, OID, Callable 06/15/27 at 51, 0.00%, 6/15/42, (SCH BD GTY Insured)(a)	3,000,000	1,348,489

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — 1.2%
Pennsylvania Economic Development Financing Authority Revenue, AMT, OID, Callable 12/31/32 at 100, 5.00%, 12/31/57, (AGM Insured)	$ 630,000	$ 651,574
Pennsylvania Higher Educational Facilities Authority Revenue, Refunding, 5.00%, 5/1/25	500,000	504,611
Pennsylvania Turnpike Commission Revenue, Series B, Refunding, Callable 06/01/26 at 100, 5.00%, 6/1/36	660,000	672,697
Philadelphia GO, Refunding, Callable 08/01/27 at 100, 5.00%, 8/1/37	1,130,000	1,169,356
		2,998,238
South Carolina — 1.0%
South Carolina Ports Authority Revenue, Series A, Callable 07/01/29 at 100, 5.00%, 7/1/54	1,250,000	1,282,420
South Carolina Public Service Authority Revenue, Series A, Refunding, Callable 06/01/25 at 100, 5.00%, 12/1/28	100,000	100,884
South Carolina Public Service Authority Revenue, Series E, OID, Unrefunded portion, Callable 07/19/24 at 100, 5.00%, 12/1/48	1,000,000	1,000,031
		2,383,335
Texas — 2.8%
El Paso GO, Callable 08/15/26 at 100, 5.00%, 8/15/42	1,500,000	1,521,878
Harris Toll Road County Revenue, Series A, Senior Series, Refunding, Callable 02/15/28 at 100, 5.00%, 8/15/43	2,815,000	2,919,349
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.00%, 12/15/27	$ 500,000	$ 513,184
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, Series B, Callable 07/01/33 at 100, 5.50%, 1/1/54(b)	1,750,000	1,955,715
		6,910,126
Washington — 1.7%
Bellevue GO, Refunding, Callable 06/01/25 at 100, 4.00%, 12/1/31	2,315,000	2,319,109
King County Sewer Revenue, Series A, Refunding, Callable 01/01/26 at 100, 4.00%, 7/1/40	2,000,000	1,976,458
		4,295,567
TOTAL MUNICIPAL BONDS (Cost $204,949,107)		204,604,311
CORPORATE BONDS — 7.3%
Communications — 0.2%
Paramount Global, 5.50%, 5/15/33	500,000	426,726
Consumer Discretionary — 1.7%
Hyatt Hotels Corp., 1.80%, 10/1/24	750,000	742,145
Leggett & Platt, Inc., 4.40%, 3/15/29	1,500,000	1,374,557
Tapestry, Inc., 3.05%, 3/15/32	1,000,000	808,386
VF Corp., 6.00%, 10/15/33	1,500,000	1,418,666
		4,343,754
Consumer Staple Products — 0.2%
Dollar General Corp., 4.15%, 11/1/25	500,000	490,734
Financials — 3.1%
Air Lease Corp., 3.25%, 3/1/25	1,250,000	1,228,238
American Express Co., 6.012%, 11/4/26(b)	1,200,000	1,201,366
AmSouth Bancorp, 6.75%, 11/1/25	700,000	707,131
Discover Financial Services, 7.964%, 11/2/34	800,000	901,711

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Financials — (Continued)
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	$ 500,000	$ 385,633
JPMorgan Chase & Co., 5.546%, 12/15/25	1,250,000	1,248,857
Synchrony Financial, 2.875%, 10/28/31	1,000,000	803,816
Zions Bancorp, 3.25%, 10/29/29	1,350,000	1,129,594
		7,606,346
Health Care — 0.2%
Cigna Group (The), 3.25%, 4/15/25	600,000	589,396
Industrials — 0.9%
Boeing Co. (The), 3.25%, 2/1/35	3,000,000	2,296,257
Materials — 0.3%
Huntsman International, LLC, 2.95%, 6/15/31	1,000,000	820,709
Technology — 0.7%
Leidos, Inc., 7.125%, 7/1/32	1,491,000	1,620,194
TOTAL CORPORATE BONDS (Cost $18,167,859)		18,194,116
U.S. TREASURY OBLIGATIONS — 5.2%
United States Treasury Floating Rate Notes, 5.545%, 1/31/26(b)	13,000,000	13,019,247
U.S. TREASURY OBLIGATIONS (Cost $13,024,157)		13,019,247
	Par Value/ Shares
PREFERREDS — 4.8%
Consumer Discretionary — 0.3%
General Motors Financial Co., Inc., 5.75%, 9/30/27	875,000	836,292
Energy — 0.4%
BP Capital Markets PLC, 6.45%, 12/1/33	1,000,000	1,029,792
Financials — 4.1%
Bank of New York Mellon Corp. (The), 4.70%, 9/20/25	300,000	295,462
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26	850,000	811,191
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	1,200,000	1,160,555
Citigroup, Inc., 4.00%, 12/10/25	1,850,000	1,776,433
	Par Value/ Shares	Value
PREFERREDS — (Continued)
Financials — (Continued)
Citigroup, Inc., 7.625%, 11/15/28	$1,550,000	$ 1,618,029
M&T Bank Corp., 9.194%, 8/15/24	575,000	580,371
Morgan Stanley, 6.875%, 10/15/24	41,519	1,041,712
Northern Trust Corp., 4.60%, 10/1/26	1,700,000	1,651,704
State Street Corp., 5.35%, 3/15/26	20,000	480,800
Wells Fargo & Co., 3.90%, 3/15/26	350,000	335,120
Wells Fargo & Co., 7.625%, 9/15/28	325,000	346,892
		10,098,269
TOTAL PREFERREDS (Cost $11,379,231)		11,964,353
	Number of Shares
SHORT-TERM INVESTMENT — 2.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.19%(c)	6,257,030	6,257,030

TOTAL SHORT-TERM INVESTMENT (Cost $6,257,030)		6,257,030

TOTAL INVESTMENTS - 101.8% (Cost $253,777,384)		254,039,057
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8)%		(4,390,050)
NET ASSETS - 100.0%		$249,649,007

(a)	Zero coupon bond.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2024.
(c)	Rate disclosed is the 7-day yield at June 30, 2024.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp. - Custodial Receipts
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
BAM	Build America Mutual
BAM MUN GOVT GTD	Build America Mutual Municipal Government Guaranteed
BAM-TCRS	Build America Mutual-Transferable Custodial Receipts
CA MTG	California Mortgage
CAB	Capital Appreciation Bond
COLL	Collateral
FNMA	Federal National Mortgage Association
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
LLC	Limited Liability Company
LP	Limited Partnership
NATL	National Public Finance Guarantee Corp.
OID	Original Issue Discount
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC FHA 542c	Real Estate Mortgage Investment Conduit Federal Housing Administration Section 542c
SCH BD GTY	School Board Guaranty

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments
June 30, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — 79.6%
Alabama — 0.9%
Jefferson County Revenue, Refunding, Callable 03/15/27 at 100, 5.00%, 9/15/34	$ 850,000	$ 878,234
Marshall County Board of Education, Callable 03/01/34 at 100, 5.00%, 3/1/37, (BAM Insured)	360,000	401,812
Marshall County Board of Education, Callable 03/01/34 at 100, 5.00%, 3/1/38, (BAM Insured)	300,000	333,799
Marshall County Board of Education, Callable 03/01/34 at 100, 5.00%, 3/1/39, (BAM Insured)	365,000	403,572
UAB Medicine Finance Authority Revenue, Series B-2, Refunding, Callable 03/01/27 at 100, 5.00%, 9/1/34	500,000	516,646
		2,534,063
Alaska — 0.3%
Municipality of Anchorage GO, Series A, Callable 09/01/28 at 100, 5.00%, 9/1/37	760,000	806,562
Arizona — 0.4%
Graham County Jail District Revenue, Callable 07/01/25 at 100, 5.00%, 7/1/35	1,000,000	1,004,109
California — 2.1%
California Community Choice Financing Authority Revenue, Series B-1, Callable 05/01/31 at 101, 4.00%, 2/1/52(a)	2,000,000	2,004,809
Escondido Union School District GO, Series B, Callable 08/01/27 at 100, 4.00%, 8/1/47	1,000,000	1,001,034
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Folsom Cordova Unified School District School Facilities Improvement Dist No 5 GO, Series A, OID, Callable 10/01/25 at 100, 4.00%, 10/1/40	$1,100,000	$ 1,100,468
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.00%, 6/1/48	1,115,000	1,142,955
State of California GO, Refunding, Callable 04/01/29 at 100, 5.00%, 10/1/42	500,000	533,586
		5,782,852
Colorado — 2.8%
Boulder Valley School District No Re-2 Boulder GO, Callable 06/01/25 at 100, 5.00%, 12/1/38, (ST AID WITHHLDG Insured)	785,000	794,129
Bradburn Metropolitan District No 3 GO, Refunding, Callable 12/01/26 at 100, 4.50%, 12/1/36, (AGM Insured)	700,000	713,930
Colorado Health Facilities Authority Revenue, Series A, Refunding, Callable 11/01/29 at 100, 5.00%, 11/1/44	875,000	911,537
Colorado School of Mines Revenue, Series A, Callable 12/01/27 at 100, 5.00%, 12/1/42	505,000	520,323
Colorado School of Mines Revenue, Series B, Callable 12/01/27 at 100, 5.00%, 12/1/42	3,000,000	3,091,029
Park Creek Metropolitan District Revenue, Series A, Senior Series, Callable 12/01/25 at 100, 5.00%, 12/1/34	255,000	259,054

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Colorado — (Continued)
State of Colorado, Callable 12/15/32 at 100, 6.00%, 12/15/39	$1,000,000	$ 1,199,444
Town of Breckenridge, Callable 12/01/32 at 100, 5.00%, 12/1/42	300,000	320,290
		7,809,736
Connecticut — 2.7%
Connecticut State Health & Educational Facilities Authority Revenue, Callable 07/01/25 at 100, 5.00%, 7/1/45	500,000	502,730
Connecticut State Health & Educational Facilities Authority Revenue, Series L, Refunding, Callable 07/01/25 at 100, 5.00%, 7/1/45	2,460,000	2,475,105
State of Connecticut Special Tax Revenue, Series A, Callable 08/01/25 at 100, 4.00%, 8/1/35	2,100,000	2,101,690
State of Connecticut Special Tax Revenue, Series A, Callable 09/01/26 at 100, 4.00%, 9/1/35	2,500,000	2,507,487
		7,587,012
Delaware — 0.2%
Delaware State Housing Authority Revenue, Series A, 3.35%, 1/1/27, (GNMA/FNMA/FHLMC Insured)	100,000	98,424
Delaware State Housing Authority Revenue, Series A, 3.35%, 7/1/27, (GNMA/FNMA/FHLMC Insured)	305,000	299,274
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Delaware — (Continued)
Delaware State Housing Authority Revenue, Series A, 3.375%, 1/1/28, (GNMA/FNMA/FHLMC Insured)	$ 80,000	$ 78,962
Delaware State Housing Authority Revenue, Series A, 3.40%, 7/1/28, (GNMA/FNMA/FHLMC Insured)	180,000	175,370
		652,030
District of Columbia — 2.6%
District of Columbia GO, Series A, Callable 06/01/25 at 100, 5.00%, 6/1/38	30,000	30,306
District of Columbia Revenue, Refunding, Callable 01/15/26 at 100, 5.00%, 7/15/40	1,000,000	1,013,688
District of Columbia Water & Sewer Authority Revenue, Series A, Callable 10/01/29 at 100, 5.00%, 10/1/44	75,000	79,383
District of Columbia Water & Sewer Authority Revenue, Series C, Refunding, Callable 10/01/24 at 100, 4.00%, 10/1/33	2,195,000	2,188,751
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A, Callable 07/15/30 at 100, 5.00%, 7/15/45	735,000	779,451
Washington Metropolitan Area Transit Authority Revenue, Callable 07/01/27 at 100, 5.00%, 7/1/38	1,000,000	1,029,836
Washington Metropolitan Area Transit Authority Revenue, Series B, Callable 07/01/27 at 100, 5.00%, 7/1/42	2,000,000	2,051,809
		7,173,224

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Florida — 4.5%
Central Florida Expressway Authority Revenue, Senior Series, Callable 07/01/28 at 100, 5.00%, 7/1/48	$ 575,000	$ 596,518
Clearwater Water & Sewer Revenue, Refunding, Callable 12/01/26 at 100, 5.00%, 12/1/35	1,015,000	1,048,972
Escambia County Housing Finance Authority Revenue, 3.80%, 6/1/27(a)	1,500,000	1,501,456
Florida Housing Finance Corp. Revenue, Series 1, 2.95%, 7/1/27, (GNMA/FNMA/FHLMC Insured)	455,000	447,645
Florida Housing Finance Corp. Revenue, Series 1, 3.00%, 1/1/28, (GNMA/FNMA/FHLMC Insured)	200,000	193,209
Florida Housing Finance Corp. Revenue, Series 1, 3.00%, 7/1/28, (GNMA/FNMA/FHLMC Insured)	235,000	226,133
Florida Housing Finance Corp. Revenue, Series 1, 3.10%, 1/1/29, (GNMA/FNMA/FHLMC Insured)	725,000	698,793
Florida Housing Finance Corp. Revenue, Series 1, 3.125%, 7/1/29, (GNMA/FNMA/FHLMC Insured)	415,000	400,070
Lakeland Department of Electric Utilities Revenue, Refunding, Callable 04/01/26 at 100, 2.75%, 10/1/28	250,000	236,576
Lakewood Ranch Stewardship District, Refunding, 5.00%, 5/1/25, (AGM Insured)	250,000	252,613
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Florida — (Continued)
Miami-Dade County Educational Facilities Authority Revenue, Series A, Callable 04/01/28 at 100, 5.00%, 4/1/48	$1,000,000	$ 1,028,751
Miami-Dade County Educational Facilities Authority Revenue, Series A, Refunding, Callable 04/01/25 at 100, 5.00%, 4/1/45	100,000	100,518
Miami-Dade County Revenue, CAB, OID, Refunding, Callable 10/01/26 at 82, 0.00%, 10/1/32, (BAM-TCRS Insured)(b)	4,425,000	3,111,506
Miami-Dade Seaport Department County Revenue, Series B, Senior Series, Refunding, Callable 10/01/32 at 100, 5.00%, 10/1/37	1,250,000	1,370,450
Miami-Dade Transit System County Revenue, Refunding, Callable 07/01/26 at 100, 5.00%, 7/1/27	145,000	149,363
Osceola Sales Tax Revenue County, Series A, Callable 04/01/25 at 100, 5.00%, 10/1/44	1,125,000	1,127,175
		12,489,748
Hawaii — 1.1%
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/29 at 100, 5.00%, 1/1/40	1,110,000	1,177,054
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/1/37	1,770,000	1,792,869
		2,969,923
Illinois — 4.3%
Chicago O'Hare International Airport Revenue, Series B, Senior Series, Callable 01/01/29 at 100, 5.00%, 1/1/48	785,000	812,829

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Illinois — (Continued)
Chicago O'Hare International Airport Revenue, Series B, Senior Series, Refunding, Callable 01/01/26 at 100, 5.00%, 1/1/41	$ 745,000	$ 753,582
Chicago O'Hare International Airport Revenue, Series D, Senior Series, Callable 01/01/27 at 100, 5.00%, 1/1/47	100,000	101,781
Chicago Waterworks Revenue, Series 2017-2, Refunding, Callable 11/01/27 at 100, 5.00%, 11/1/33, (AGM Insured)	350,000	365,514
Illinois Finance Authority Revenue, Series A, Callable 08/15/32 at 100, 5.00%, 8/15/52	600,000	623,813
Illinois Finance Authority Revenue, Series A, Refunding, Callable 10/01/24 at 100, 5.00%, 10/1/35	520,000	520,943
Illinois Housing Development Authority Revenue, Series A, 3.65%, 10/1/32, (GNMA/FNMA/FHLMC Insured)	760,000	750,129
Illinois Housing Development Authority Revenue, Series G, Callable 04/01/32 at 100, 5.00%, 10/1/46, (GNMA/FNMA/FHLMC COLL Insured)	500,000	515,676
Illinois State Toll Highway Authority Revenue, Series B, Callable 01/01/26 at 100, 5.00%, 1/1/40	1,500,000	1,523,029
Illinois State Toll Highway Authority Revenue, Series B, Senior Series, Callable 07/01/26 at 100, 5.00%, 1/1/41	600,000	611,418
Macon County School District No 61 Decatur GO, 4.00%, 12/1/28, (AGM Insured)	600,000	613,284
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Illinois — (Continued)
State of Illinois GO, Callable 06/01/26 at 100, 4.00%, 6/1/32	$ 830,000	$ 826,393
State of Illinois GO, OID, Callable 01/01/26 at 100, 3.75%, 1/1/34, (AGM Insured)	1,075,000	1,036,489
State of Illinois GO, OID, Callable 07/29/24 at 100, 5.00%, 2/1/39	1,000,000	999,987
State of Illinois GO, Series A, Callable 03/01/31 at 100, 4.00%, 3/1/38	1,000,000	987,747
Western Illinois University Revenue, Refunding, 4.00%, 4/1/28, (BAM Insured)	875,000	875,540
		11,918,154
Indiana — 1.1%
Attica Multi-School Building Corp. Revenue, 5.00%, 7/15/28, (ST INTERCEPT Insured)	150,000	158,762
Indiana Finance Authority Revenue, Series A, Refunding, Callable 08/01/25 at 100, 5.00%, 2/1/31	305,000	309,386
Indiana Housing & Community Development Authority Revenue, Series 1, Callable 01/01/33 at 100, 3.65%, 7/1/34, (GNMA/FNMA/FHLMC Insured)	465,000	457,177
Indiana Municipal Power Agency Revenue, Series A, Refunding, Callable 01/01/25 at 100, 5.00%, 1/1/32	50,000	50,308
Indiana Municipal Power Agency Revenue, Series C, Refunding, Callable 07/01/26 at 100, 5.00%, 1/1/37	500,000	509,902

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Indiana — (Continued)
Indianapolis Local Public Improvement Bond Bank Revenue, Series A, Callable 02/01/29 at 100, 5.00%, 2/1/44	$1,000,000	$ 1,046,703
Whitestown Redevelopment Authority Revenue, Series B, Refunding, 4.00%, 8/1/27	410,000	417,416
		2,949,654
Iowa — 0.7%
Iowa Finance Authority Revenue, Series A, Refunding, 1.15%, 7/1/29, (GNMA/FNMA/FHLMC Insured)	250,000	212,170
Iowa Finance Authority Revenue, Series C, Refunding, Callable 07/19/24 at 100, 5.00%, 2/15/32	500,000	502,732
PEFA, Inc. Revenue, Callable 06/01/26 at 101, 5.00%, 9/1/49(a)	1,295,000	1,320,790
		2,035,692
Kansas — 1.8%
Douglas County Unified School District No 348 Baldwin City GO, Refunding, Callable 09/01/31 at 100, 5.00%, 9/1/43, (AGM Insured)	380,000	403,707
Douglas County Unified School District No 348 Baldwin City GO, Refunding, Callable 09/01/31 at 100, 5.00%, 9/1/44, (AGM Insured)	800,000	847,582
Sedgwick County Unified School District No 262 Valley Center GO, Refunding, Callable 09/01/31 at 100, 5.00%, 9/1/42, (AGM Insured)	500,000	536,766
Topeka GO, Refunding, Callable 07/29/24 at 100, 2.00%, 8/15/24	25,000	24,915
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Kansas — (Continued)
University of Kansas Hospital Authority Revenue, Refunding, Callable 09/01/25 at 100, 5.00%, 9/1/33	$ 500,000	$ 507,933
University of Kansas Hospital Authority Revenue, Refunding, Callable 09/01/25 at 100, 5.00%, 9/1/45	2,500,000	2,521,185
		4,842,088
Kentucky — 0.0%
Kentucky Association of Counties Revenue, Series C, 5.00%, 2/1/28	110,000	116,050
Louisiana — 0.7%
Shreveport Water & Sewer Revenue, Refunding, Callable 12/01/25 at 100, 5.00%, 12/1/35, (AGM Insured)	815,000	826,876
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, Refunding, Callable 11/01/27 at 100, 5.00%, 5/1/45	1,000,000	1,026,828
		1,853,704
Maine — 0.2%
Portland General Airport Revenue, Refunding, 5.00%, 7/1/27	150,000	156,617
Portland General Airport Revenue, Refunding, 5.00%, 7/1/28	330,000	349,582
		506,199
Maryland — 1.0%
Baltimore Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/46	2,650,000	2,708,292
Massachusetts — 0.4%
Massachusetts School Building Authority Revenue, Series B, Senior Series, Callable 11/15/26 at 100, 5.00%, 11/15/46	1,000,000	1,023,151

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Michigan — 3.5%
Karegnondi Water Authority Revenue, Refunding, Callable 11/01/27 at 100, 5.00%, 11/1/45	$ 710,000	$ 724,079
Michigan Finance Authority Revenue, Callable 11/01/28 at 100, 5.00%, 11/1/38, (BAM Insured)	1,450,000	1,517,034
Michigan Finance Authority Revenue, Refunding, Callable 11/15/26 at 100, 5.00%, 11/15/37	2,000,000	2,044,609
Michigan Finance Authority Revenue, Series 1, Refunding, Callable 10/01/24 at 100, 5.00%, 10/1/39	1,000,000	1,001,286
Michigan Finance Authority Revenue, Series 6, Senior Series, Refunding, Callable 07/23/24 at 100, 5.00%, 7/1/33	1,350,000	1,351,039
Michigan Finance Authority Revenue, Series A, Refunding, Callable 12/01/29 at 100, 5.00%, 12/1/41	100,000	104,395
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/25 at 100, 5.00%, 10/15/45	2,000,000	2,020,305
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/26 at 100, 5.00%, 10/15/46	1,000,000	1,020,498
		9,783,245
Minnesota — 0.9%
Edina Independent School District No 273 GO, Series A, Callable 02/01/28 at 100, 2.00%, 2/1/30, (SD CRED PROG Insured)	150,000	132,612
Minneapolis Revenue, Series A, Refunding, Callable 11/15/25 at 100, 5.00%, 11/15/26	100,000	101,057
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Minnesota — (Continued)
Minneapolis-St Paul Metropolitan Airports Commission Revenue, Series A, Refunding, Callable 07/01/29 at 100, 5.00%, 1/1/44	$1,500,000	$ 1,579,178
Moorhead Public Utility Revenue, Series A, Callable 11/01/33 at 100, 4.00%, 11/1/40	660,000	663,848
		2,476,695
Mississippi — 1.3%
Medical Center Educational Building Corp. Revenue, Refunding, Callable 06/01/27 at 100, 5.00%, 6/1/47	1,000,000	1,018,189
Mississippi Home Corp. Revenue, Series C, 3.95%, 12/1/31, (GNMA/FNMA/FHLMC Insured)	815,000	822,674
Mississippi Home Corp. Revenue, Series C, 4.00%, 6/1/32, (GNMA/FNMA/FHLMC Insured)	350,000	353,460
Mississippi Home Corp. Revenue, Series C, 4.00%, 12/1/32, (GNMA/FNMA/FHLMC Insured)	500,000	505,153
State of Mississippi Gaming Tax Revenue, Series E, Callable 10/15/25 at 100, 5.00%, 10/15/34	915,000	923,263
		3,622,739
Missouri — 2.5%
Health & Educational Facilities Authority of the State of Missouri Revenue, Callable 07/19/24 at 100, 4.50%, 1/1/39	2,000,000	1,999,930

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Missouri — (Continued)
Jasper County Reorganized School District No R-IX Carthage, Refunding, 4.00%, 4/1/27	$ 40,000	$ 40,328
Missouri Joint Municipal Electric Utility Commission Revenue, Refunding, 5.00%, 12/1/26	15,000	15,576
Missouri Joint Municipal Electric Utility Commission Revenue, Series A, Refunding, Callable 06/01/25 at 100, 5.00%, 12/1/37	100,000	100,624
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series C, Refunding, Callable 06/12/27 at 102, 2.75%, 9/1/33	1,000,000	870,004
Springfield Public Utility Revenue, Refunding, Callable 08/01/25 at 100, 4.00%, 8/1/36	2,500,000	2,461,569
St Louis County Reorganized School District No R-6 GO, Refunding, Callable 02/01/27 at 100, 2.00%, 2/1/32	505,000	429,074
St Louis Municipal Finance Corp. Revenue, OID, Refunding, Callable 10/01/27 at 100, 3.50%, 10/1/37, (AGM Insured)	555,000	536,539
St Louis Municipal Finance Corp. Revenue, Refunding, 5.00%, 2/15/26	500,000	509,433
		6,963,077
Nebraska — 1.5%
Central Plains Energy Project Revenue, Series A, Refunding, Callable 08/01/29 at 100, 5.00%, 5/1/54(a)	1,000,000	1,053,828
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Nebraska — (Continued)
Nebraska Public Power District Revenue, Series D, Callable 01/01/26 at 100, 5.00%, 1/1/46	$2,470,000	$ 2,493,153
Otoe County School District No 501 GO, Callable 06/26/29 at 100, 5.00%, 12/15/42	700,000	735,445
		4,282,426
Nevada — 0.0%
Clark County Revenue, Callable 07/01/25 at 100, 5.00%, 7/1/35	40,000	40,449
New Hampshire — 2.1%
Dover GO, Series A, Callable 06/15/26 at 100, 3.00%, 6/15/31	1,000,000	941,597
New Hampshire Housing Finance Authority Revenue, Series 1, Callable 10/01/24 at 100, 2.95%, 10/1/25, (FHA 542c Insured)	5,000,000	4,975,507
		5,917,104
New Jersey — 0.5%
Atlantic City GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 3/1/32, (BAM ST AID WITHHLDG Insured)	250,000	258,490
Garden State Preservation Trust Revenue, Series A, 5.75%, 11/1/28, (AGM Insured)	230,000	242,101
New Jersey Transportation Trust Fund Authority Revenue, Series AA, OID, Callable 06/15/25 at 100, 5.00%, 6/15/45	525,000	528,770
New Jersey Turnpike Authority Revenue, Series B, Refunding, Callable 01/01/28 at 100, 5.00%, 1/1/40	330,000	343,236
		1,372,597

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
New Mexico — 0.6%
New Mexico Municipal Energy Acquisition Authority Revenue, Series A, Refunding, Callable 02/01/25 at 101, 5.00%, 11/1/39(a)	$1,565,000	$ 1,579,928
New York — 6.7%
Hudson Yards Infrastructure Corp. Revenue, Series A, Refunding, Callable 02/15/27 at 100, 5.00%, 2/15/42	2,730,000	2,814,816
Long Island Power Authority Revenue, Series A, Refunding, Callable 09/01/24 at 100, 5.00%, 9/1/34	55,000	55,099
Long Island Power Authority Revenue, Series B, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/46	1,000,000	1,019,595
Metropolitan Transportation Authority Revenue, Series 1, 5.00%, 11/15/25	15,000	15,320
Metropolitan Transportation Authority Revenue, Series C-1, Refunding, 5.00%, 11/15/25	100,000	102,133
Metropolitan Transportation Authority Revenue, Series C-1, Refunding, 5.00%, 11/15/26	85,000	88,159
New York City Housing Development Corp. Revenue, Series 2A, Callable 05/01/25 at 100, 3.40%, 11/1/62, (REMIC FHA 542c Insured)(a)	150,000	148,282
New York City Transitional Finance Authority Building Aid Revenue, Series S, Callable 07/15/25 at 100, 5.00%, 7/15/40, (ST AID WITHHLDG Insured)	2,000,000	2,026,781
	Par Value	Value
MUNICIPAL BONDS — (Continued)
New York — (Continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 1, Callable 02/01/25 at 100, 5.00%, 2/1/41	$ 105,000	$ 105,587
New York City Transitional Finance Authority Future Tax Secured Revenue, Series D-S, Callable 11/01/30 at 100, 4.00%, 11/1/45	1,000,000	984,041
New York Convention Center Development Corp. Revenue, Refunding, Callable 11/15/25 at 100, 5.00%, 11/15/40	2,500,000	2,531,549
New York GO, Series 1, Callable 12/01/26 at 100, 5.00%, 12/1/38	100,000	102,623
New York State Dormitory Authority Revenue, Series 1, 5.50%, 7/1/31, (AMBAC Insured)	2,500,000	2,770,643
New York State Dormitory Authority Revenue, Series A, Callable 09/15/26 at 100, 5.00%, 3/15/36	375,000	385,687
New York State Dormitory Authority Revenue, Series B, Unrefunded portion, Callable 02/15/25 at 100, 5.00%, 2/15/37	1,000,000	1,006,564
New York State Thruway Authority Revenue, Series A, Junior Series, Callable 01/01/26 at 100, 5.00%, 1/1/41	1,920,000	1,943,840
New York State Thruway Authority Revenue, Series P, Refunding, Callable 01/01/34 at 100, 5.00%, 1/1/39	250,000	286,434
Triborough Bridge & Tunnel Authority Revenue, Series A, Callable 07/29/24 at 100, 5.00%, 11/15/44	2,000,000	2,000,494
		18,387,647

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
North Dakota — 0.3%
North Dakota Housing Finance Agency Revenue, Series A, Callable 07/01/33 at 100, 3.875%, 7/1/35	$ 730,000	$ 728,003
Ohio — 1.8%
Greene County GO, Refunding, Callable 12/01/25 at 100, 1.25%, 12/1/31	1,245,000	983,674
Louisville City School District GO, Refunding, 1.00%, 12/1/25, (SD CRED PROG Insured)	25,000	23,740
State of Ohio Revenue, Series A, Refunding, Callable 01/15/26 at 100, 5.00%, 1/15/41	2,000,000	2,020,698
Whitehall City School District GO, Refunding, Callable 12/01/25 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	665,000	650,069
Whitehall City School District GO, Series A, Refunding, Callable 12/01/25 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	705,000	689,170
Whitehall City School District GO, Series B, Refunding, Callable 12/01/25 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	590,000	576,753
		4,944,104
Oklahoma — 1.1%
Cleveland County Educational Facilities Authority Revenue, OID, 2.00%, 9/1/25	20,000	19,478
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Oklahoma — (Continued)
Tulsa County Independent School District No 1 Tulsa GO, Series B, 2.50%, 8/1/25	$ 305,000	$ 300,252
University of Oklahoma/The Revenue, Series C, Callable 07/01/25 at 100, 5.00%, 7/1/38	2,800,000	2,825,131
		3,144,861
Oregon — 1.5%
Aurora GO, Callable 06/01/34 at 100, 5.25%, 6/1/45, (BAM Insured)	500,000	550,920
Josephine County School District No 7 GO, Series 7, Refunding, Callable 06/01/28 at 100, 4.00%, 6/1/40, (BAM Insured)	880,000	883,044
Seaside School District No 10 GO, Series A, CAB, OID, Callable 06/15/27 at 51, 0.00%, 6/15/42, (SCH BD GTY Insured)(b)	2,485,000	1,116,998
Woodburn Rural Fire Protection District GO, Callable 06/01/34 at 100, 5.25%, 6/15/44	1,340,000	1,479,568
		4,030,530
Pennsylvania — 4.1%
Allegheny County Sanitary Authority Revenue, Callable 06/01/28 at 100, 5.00%, 6/1/43	815,000	849,384
Allentown GO, Series A, OID, Callable 07/29/24 at 100, 3.125%, 10/1/27, (BAM Insured)	5,000	4,925
Commonwealth of Pennsylvania, Series A, Refunding, Callable 01/30/28 at 100, 5.00%, 7/1/43	2,000,000	2,059,008
Cumberland County Municipal Authority Revenue, Callable 11/01/29 at 100, 4.00%, 11/1/37	700,000	696,788

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — (Continued)
Interboro School District GO, Callable 08/15/34 at 100, 5.00%, 8/15/42, (AGM ST AID WITHHLDG Insured)	$ 230,000	$ 249,288
Interboro School District GO, Callable 08/15/34 at 100, 5.00%, 8/15/43, (AGM ST AID WITHHLDG Insured)	255,000	274,899
Interboro School District GO, Callable 08/15/34 at 100, 5.00%, 8/15/44, (AGM ST AID WITHHLDG Insured)	100,000	107,754
Lancaster County Hospital Authority Revenue, Callable 11/01/29 at 100, 5.00%, 11/1/41	500,000	520,816
Lehigh County General Purpose Authority Revenue, Series A, Refunding, 4.00%, 11/1/25	150,000	148,959
Pennsylvania Economic Development Financing Authority Revenue, AMT, Callable 12/31/32 at 100, 5.50%, 6/30/42, (AGM Insured)	1,000,000	1,101,134
Pennsylvania Economic Development Financing Authority Revenue, AMT, Callable 12/31/32 at 100, 6.00%, 6/30/61	500,000	549,151
Pennsylvania Economic Development Financing Authority Revenue, AMT, OID, Callable 12/31/32 at 100, 5.00%, 12/31/57, (AGM Insured)	500,000	517,122
Philadelphia Authority for Industrial Development Revenue, Callable 06/01/27 at 100, 5.00%, 12/1/34	100,000	104,158
Philadelphia GO, Refunding, Callable 08/01/27 at 100, 5.00%, 8/1/37	2,500,000	2,587,071
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — (Continued)
Philadelphia Housing Authority Revenue, Callable 05/01/27 at 100, 5.00%, 5/1/31	$ 615,000	$ 636,757
Upper St Clair Township School District GO, Callable 10/01/28 at 100, 5.00%, 10/1/44, (BAM ST AID WITHHLDG Insured)	1,000,000	1,041,051
		11,448,265
South Carolina — 1.6%
South Carolina Ports Authority Revenue, Series A, Callable 07/01/29 at 100, 5.00%, 7/1/54	1,250,000	1,282,421
South Carolina Public Service Authority Revenue, Series A, Refunding, Callable 06/01/25 at 100, 5.00%, 12/1/28	705,000	711,231
South Carolina Public Service Authority Revenue, Series A, Refunding, Callable 06/01/26 at 100, 5.00%, 12/1/34	1,000,000	1,014,758
South Carolina Public Service Authority Revenue, Series E, 5.00%, 12/1/27	125,000	130,397
South Carolina Public Service Authority Revenue, Series E, OID, Unrefunded portion, Callable 07/19/24 at 100, 5.00%, 12/1/48	1,000,000	1,000,031
South Carolina Transportation Infrastructure Bank Revenue, Series A, Refunding, Callable 10/01/25 at 100, 2.00%, 10/1/26	355,000	338,799
		4,477,637

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
South Dakota — 0.6%
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.00%, 11/1/28, (GNMA/FNMA/FHLMC COLL Insured)	$ 450,000	$ 429,215
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.05%, 5/1/29, (GNMA/FNMA/FHLMC COLL Insured)	250,000	238,430
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.10%, 11/1/29, (GNMA/FNMA/FHLMC COLL Insured)	250,000	240,221
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.20%, 5/1/30, (GNMA/FNMA/FHLMC COLL Insured)	250,000	237,496
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.30%, 11/1/30, (GNMA/FNMA/FHLMC COLL Insured)	500,000	483,775
		1,629,137
Tennessee — 1.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue, Callable 07/01/26 at 100, 5.00%, 7/1/35	490,000	499,657
Metropolitan Government of Nashville & Davidson County Electric Revenue, Series A, Callable 05/15/27 at 100, 5.00%, 5/15/42	455,000	468,788
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Tennessee — (Continued)
Metropolitan Nashville Airport Authority/The Revenue, Series A, Callable 07/01/30 at 100, 5.00%, 7/1/44	$2,215,000	$ 2,349,101
Metropolitan Nashville Airport Authority/The Revenue, Series A, Callable 07/01/30 at 100, 5.00%, 7/1/54	1,000,000	1,043,864
Putnam County GO, OID, Refunding, Callable 04/01/25 at 100, 2.00%, 4/1/26	100,000	96,374
		4,457,784
Texas — 10.3%
Austin Community College District Public Facility Corp. Revenue, Refunding, Callable 08/01/25 at 100, 5.00%, 8/1/26	130,000	131,989
Austin Electric Utility Revenue, Series A, Refunding, Callable 11/15/25 at 100, 5.00%, 11/15/45	1,000,000	1,007,571
Austin Water & Wastewater System Revenue, Refunding, Callable 11/15/26 at 100, 5.00%, 11/15/41	1,095,000	1,123,178
Bexar County GO, Callable 06/15/27 at 100, 5.00%, 6/15/42	2,000,000	2,055,666
Block House Municipal Utility District GO, Refunding, Callable 07/29/24 at 100, 3.00%, 4/1/25, (BAM Insured)	25,000	24,754
Central Texas Regional Mobility Authority Revenue, Series D, Senior Series, Refunding, 5.00%, 1/1/28	550,000	576,209
Central Texas Turnpike System Revenue, Series C, Refunding, Callable 08/15/24 at 100, 5.00%, 8/15/34	260,000	260,346

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Chambers County Justice Center Public Facilities Corp. Revenue, Callable 06/01/33 at 100, 5.00%, 6/1/41	$2,135,000	$ 2,295,471
Corrigan-Camden Independent School District GO, Callable 08/15/32 at 100, 5.00%, 8/15/35, (BAM Insured)	555,000	618,818
Del Rio GO, Callable 06/01/26 at 100, 5.00%, 6/1/36, (AGM Insured)	600,000	614,234
Denton Utility System Revenue, Callable 12/01/26 at 100, 5.00%, 12/1/34	100,000	102,388
El Paso County Hospital District GO, Callable 07/29/24 at 100, 5.00%, 8/15/43	100,000	98,852
El Paso GO, Callable 08/15/26 at 100, 5.00%, 8/15/42	2,000,000	2,029,171
El Paso GO, Refunding, Callable 08/15/26 at 100, 5.00%, 8/15/28	500,000	514,755
Fort Bend County Levee Improvement District No 19 GO, OID, Callable 07/29/24 at 100, 3.50%, 9/1/34, (AGM Insured)	530,000	517,291
Harris County Improvement District No 18 GO, OID, Callable 07/29/24 at 100, 3.00%, 9/1/25, (AGM Insured)	10,000	9,888
Harris County Municipal Utility District No 287 GO, Series A, OID, Callable 03/01/27 at 100, 1.50%, 3/1/31, (AGM Insured)	100,000	79,221
Harris Toll Road County Revenue, Series A, Senior Series, Refunding, Callable 02/15/28 at 100, 5.00%, 8/15/43	3,000,000	3,111,207
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Houston Housing Finance Corp. Revenue, Callable 10/01/24 at 100, 4.00%, 10/1/25, (FHA HUD SECT 8 Insured)(a)	$ 500,000	$ 500,160
Kaufman County Municipal Utility District No 14 GO, Callable 03/01/25 at 100, 2.00%, 3/1/27, (BAM Insured)	40,000	36,870
Lower Colorado River Authority Revenue, OID, Refunding, Callable 05/15/25 at 100, 3.00%, 5/15/26	75,000	73,463
Lower Colorado River Authority Revenue, Refunding, Callable 05/15/30 at 100, 5.00%, 5/15/41	100,000	106,957
North Texas Tollway Authority Revenue, Series A, Refunding, Callable 01/01/25 at 100, 5.00%, 1/1/35	40,000	40,177
Parker County GO, Callable 02/15/27 at 100, 5.00%, 2/15/42	5,500,000	5,649,035
Port Arthur Independent School District GO, Series B, OID, Refunding, Callable 02/15/25 at 100, 3.00%, 2/15/27	25,000	24,560
Port Arthur Independent School District GO, Series E, Refunding, Callable 08/15/26 at 100, 4.00%, 2/15/35	2,000,000	1,977,730
San Antonio Electric & Gas Systems Revenue, Refunding, Callable 08/01/26 at 100, 4.00%, 2/1/34	1,000,000	1,002,375
San Antonio Water System Revenue, Series A, Junior Series, Refunding, 2.00%, 5/15/25	40,000	39,204
Sanger GO, Callable 05/15/26 at 100, 4.00%, 5/15/37, (BAM Insured)	1,000,000	993,244

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Southwest Houston Redevelopment Authority, Series B, Refunding, Callable 09/01/27 at 100, 5.00%, 9/1/35, (AGM Insured)	$ 205,000	$ 215,476
Sugar Land Waterworks & Sewer System Revenue, Callable 07/29/24 at 100, 3.00%, 8/15/24	45,000	44,930
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.00%, 12/15/27	500,000	513,184
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, Series B, Callable 07/01/33 at 100, 5.50%, 1/1/54(a)	1,750,000	1,955,715
		28,344,089
Utah — 1.5%
Utah Transit Authority Revenue, Refunding, Callable 06/15/26 at 100, 4.00%, 12/15/31	4,050,000	4,081,032
Vermont — 0.2%
University of Vermont and State Agricultural College Revenue, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/43	470,000	482,884
Virginia — 1.0%
Virginia Public Building Authority Revenue, Series A, Callable 08/01/25 at 100, 4.00%, 8/1/31	2,700,000	2,699,941
Washington — 3.4%
Bellevue GO, Refunding, Callable 06/01/25 at 100, 4.00%, 12/1/31	2,500,000	2,504,438
King County Public Hospital District No 1 GO, Refunding, Callable 12/01/28 at 100, 5.00%, 12/1/43	1,200,000	1,230,538
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Washington — (Continued)
King County Sewer Revenue, Series A, Refunding, Callable 01/01/26 at 100, 4.00%, 7/1/40	$3,000,000	$ 2,964,687
Pacific County Public Healthcare Services District No 3 GO, Callable 12/01/33 at 100, 5.25%, 12/1/44	1,130,000	1,216,050
State of Washington GO, Series 1, Callable 08/01/25 at 100, 5.00%, 8/1/39	100,000	101,222
Tacoma Electric System Revenue, Series A, Refunding, Callable 07/19/24 at 100, 4.00%, 1/1/42	1,000,000	966,557
Tacoma Electric System Revenue, Series B, Refunding, Callable 01/01/34 at 100, 5.00%, 1/1/36	200,000	230,764
Washington Health Care Facilities Authority Revenue, Series A, Callable 08/15/25 at 100, 5.00%, 8/15/35	210,000	211,359
		9,425,615
Wisconsin — 1.7%
Central Brown County Water Authority Revenue, Series A, Refunding, 5.00%, 11/1/24	10,000	10,051
Kenosha County GO, Series C, 2.00%, 8/1/25	95,000	92,769
Milwaukee GO, Series 4, Refunding, 5.00%, 4/1/28	390,000	406,043
Milwaukee Sewerage System Revenue, Series S-5, Refunding, Callable 07/29/24 at 100, 4.00%, 6/1/29	330,000	330,083
Public Finance Authority Revenue, Series A, Refunding, Callable 06/01/25 at 100, 5.00%, 6/1/31	1,000,000	1,005,497

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Wisconsin — (Continued)
Village of Mount Pleasant, Series A, Callable 04/01/28 at 100, 5.00%, 4/1/48, (MORAL OBLG Insured)	$ 650,000	$ 663,481
Wisconsin Health & Educational Facilities Authority Revenue, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/41	2,000,000	2,038,375
Wisconsin Housing & Economic Development Authority Housing Revenue, 3.60%, 11/1/26, (HUD SECT 8 Insured)	265,000	262,580
		4,808,879
Wyoming — 1.5%
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.00%, 6/1/28	1,300,000	1,243,377
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.05%, 12/1/28	1,430,000	1,363,449
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.10%, 6/1/29	1,495,000	1,439,120
		4,045,946
TOTAL MUNICIPAL BONDS (Cost $220,537,381)		219,936,857
CORPORATE BONDS — 9.5%
Communications — 0.5%
Paramount Global, 5.50%, 5/15/33	1,000,000	853,453
Verizon Communications, Inc., 6.684%, 5/15/25(a)	500,000	505,036
		1,358,489
Consumer Discretionary — 1.6%
Hyatt Hotels Corp., 1.80%, 10/1/24	750,000	742,145
Leggett & Platt, Inc., 4.40%, 3/15/29	1,500,000	1,374,557
	Par Value	Value
CORPORATE BONDS — (Continued)
Consumer Discretionary — (Continued)
Tapestry, Inc., 3.05%, 3/15/32	$1,150,000	$ 929,644
VF Corp., 6.00%, 10/15/33	1,500,000	1,418,666
		4,465,012
Consumer Staple Products — 0.4%
Altria Group, Inc., 6.875%, 11/1/33	1,000,000	1,083,386
Energy — 0.2%
Tosco Corp., 7.80%, 1/1/27	500,000	530,877
Financials — 3.6%
Air Lease Corp., 3.25%, 3/1/25	1,575,000	1,547,580
American Express Co., 6.012%, 11/4/26(a)	1,600,000	1,601,821
AmSouth Bancorp, 6.75%, 11/1/25	700,000	707,131
Discover Financial Services, 3.95%, 11/6/24	1,000,000	993,705
Discover Financial Services, 7.964%, 11/2/34	1,000,000	1,127,139
Goldman Sachs Group, Inc. (The), 5.869%, 9/10/24	200,000	200,004
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	500,000	385,633
Kilroy Realty LP, REIT, 2.50%, 11/15/32	150,000	112,768
Synchrony Financial, 2.875%, 10/28/31	1,550,000	1,245,914
Wells Fargo Bank, 6.50%, 12/1/28	425,000	437,043
Zions Bancorp, 3.25%, 10/29/29	1,865,000	1,560,513
		9,919,251
Health Care — 0.4%
Laboratory Corp. of America Holdings, 3.60%, 2/1/25	1,000,000	987,584
Industrials — 1.3%
Boeing Co. (The), 3.25%, 2/1/35	3,505,000	2,682,794
Jacobs Engineering Group, Inc., 5.90%, 3/1/33	1,000,000	1,002,489
		3,685,283
Materials — 0.3%
Huntsman International, LLC, 2.95%, 6/15/31	1,000,000	820,709

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Technology — 1.2%
Arrow Electronics, Inc., 5.875%, 4/10/34	$1,000,000	$ 992,479
Leidos, Inc., 7.125%, 7/1/32	2,250,000	2,444,960
		3,437,439
TOTAL CORPORATE BONDS (Cost $26,032,187)		26,288,030
	Par Value/ Shares
PREFERREDS — 5.5%
Consumer Discretionary — 0.4%
General Motors Financial Co., Inc., 5.75%, 9/30/27	1,175,000	1,123,020
Energy — 0.4%
BP Capital Markets PLC, 6.45%, 12/1/33	1,000,000	1,029,792
Financials — 4.7%
Bank of New York Mellon Corp. (The), 4.70%, 9/20/25	450,000	443,193
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26	1,410,000	1,345,623
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	1,000,000	967,129
Citigroup, Inc., 4.00%, 12/10/25	2,000,000	1,920,468
Citigroup, Inc., 7.625%, 11/15/28	1,750,000	1,826,807
M&T Bank Corp., 9.194%, 8/15/24	950,000	958,873
Morgan Stanley, 6.875%, 10/15/24	64,395	1,615,671
Northern Trust Corp., 4.60%, 10/1/26	2,620,000	2,545,568
State Street Corp., 5.35%, 3/15/26	25,000	601,000
Wells Fargo & Co., 3.90%, 3/15/26	350,000	335,120
Wells Fargo & Co., 7.625%, 9/15/28	350,000	373,576
		12,933,028
TOTAL PREFERREDS (Cost $14,317,423)		15,085,840
	Par Value	Value
U.S. TREASURY OBLIGATIONS — 4.3%
United States Treasury Floating Rate Notes, 5.545%, 1/31/26(a)	$12,000,000	$12,017,767
U.S. TREASURY OBLIGATIONS (Cost $12,023,569)		12,017,767
	Number of Shares
SHORT-TERM INVESTMENT — 1.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.19%(c)	4,278,793	4,278,793

TOTAL SHORT-TERM INVESTMENT (Cost $4,278,793)		4,278,793

TOTAL INVESTMENTS - 100.5% (Cost $277,189,353)		277,607,287
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%		(1,328,057)
NET ASSETS - 100.0%		$276,279,230

(a)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2024.
(b)	Zero coupon bond.
(c)	Rate disclosed is the 7-day yield at June 30, 2024.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BAM-TCRS	Build America Mutual-Transferable Custodial Receipts
CAB	Capital Appreciation Bond
COLL	Collateral
FHA 542c	Federal Housing Administration Section 542c
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
LLC	Limited Liability Company

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
LP	Limited Partnership
MORAL OBLG	Moral Obligation
OID	Original Issue Discount
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC FHA 542c	Real Estate Mortgage Investment Conduit Federal Housing Administration Section 542c
SCH BD GTY	School Board Guaranty
SD CRED PROG	State School District Credit Enhancement Program
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS FUNDS
Notes to the Quarterly Portfolio of Investments
June 30, 2024
(Unaudited)
A. Portfolio Valuation:
The Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds' equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses).
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The fair value of a Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange

AMBRUS FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
June 30, 2024
(Unaudited)
on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of June 30, 2024, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 06/30/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Ambrus Core Bond Fund
Assets
U.S. Treasury Obligations	$145,169,963	$—	$145,169,963	$—
Corporate Bonds	118,960,677	—	118,960,677	—
Preferreds
Consumer Discretionary	1,481,431	—	1,481,431	—
Energy	1,029,792	—	1,029,792	—
Financials	10,038,749	1,469,220	8,569,529	—
Asset-Backed Securities	9,959,230	—	9,959,230	—
Municipal Bonds	399,233	—	399,233	—
Short-Term Investment	12,955,944	12,955,944	—	—
Total Assets	$299,995,019	$14,425,164	$285,569,855	$—
Ambrus Tax-Conscious California Bond Fund
Assets
Municipal Bonds	$204,604,311	$3,204,147	$201,400,164	$—
Corporate Bonds	18,194,116	—	18,194,116	—
U.S. Treasury Obligations	13,019,247	—	13,019,247	—
Preferreds
Consumer Discretionary	836,292	—	836,292	—
Energy	1,029,792	—	1,029,792	—
Financials	10,098,269	1,522,512	8,575,757	—
Short-Term Investment	6,257,030	6,257,030	—	—
Total Assets	$254,039,057	$10,983,689	$243,055,368	$—
Ambrus Tax-Conscious National Bond Fund
Assets
Municipal Bonds	$219,936,857	$1,479,568	$218,457,289	$—
Corporate Bonds	26,288,030	—	26,288,030	—
Preferreds
Consumer Discretionary	1,123,020	—	1,123,020	—
Energy	1,029,792	—	1,029,792	—
Financials	12,933,028	2,216,671	10,716,357	—

AMBRUS FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded)
June 30, 2024
(Unaudited)
Funds	Total Value at 06/30/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Obligations	$12,017,767	$—	$12,017,767	$—
Short-Term Investment	4,278,793	4,278,793	—	—
Total Assets	$277,607,287	$7,975,032	$269,632,255	$—
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the period ended June 30, 2024, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.